Parent Company Only Condensed Financial Information (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2003
ASSETS
Cash and cash equivalents	$ 57,941	$ 25,895	$ 28,207
Other assets	4,571	6,093
Total assets	436,112	351,293
Liabilities and Equity
Subordinated debentures	5,155	5,155		$ 5,155
Stockholders' equity	39,292	38,312	34,509
Total liabilities and stockholder's equity	436,112	351,293
Parent Company [Member]
ASSETS
Cash and cash equivalents	2,197	2,673	$ 3,025
Investment in banking subsidiary	41,448	37,745
Investment in and advances to other subsidiary	225	222
Other assets	901	3,112
Total assets	44,771	43,752
Liabilities and Equity
Subordinated debentures	5,155	5,155
Accrued expenses and other liabilities	324	285
Stockholders' equity	39,292	38,312
Total liabilities and stockholder's equity	$ 44,771	$ 43,752